Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	€ 455,146	€ 412,069
Lease liabilities	13,759	16,901	€ 18,945
Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	375,292	312,249
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities	€ 49,853	€ 49,790